Shareholders' Equity (Fair Value Assumptions) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' Equity [Abstract]
Dividend yield		0.00%	0.00%	0.00%
Expected volatility		66.00%	66.00%
Expected volatility, minimum				67.00%
Expected volatility, maximum				68.00%
Risk-free interest rate		1.87%	1.38%
Risk-free interest rate, minimum				1.60%
Risk-free interest rate, maximum				2.16%
Expected life (years)	[1]	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days

[1]	Expected life for the periods presented was determined according to the simplified method since the Company does not have enough history to make an estimate.